Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Description of Business

Note 1. Description of Business

Capnia, Inc. (the “Company”) was incorporated in the State of Delaware on August 25, 1999, and is located in Redwood City, California. The Company develops products and therapeutics based on its proprietary technology for precision metering of gas flow.

The Company’s first diagnostic product, CoSense®, aids in diagnosis of excessive hemolysis, a condition in which red blood cells degrade rapidly. When present in neonates with jaundice, hemolysis is a dangerous condition which can lead to long-term developmental disability. CoSense has 510(k) clearance for sale in the U.S. with a specific Indication for Use related to hemolysis issued, and has received CE Mark certification for sale in the European Union (“E.U.”). CoSense is commercially available in the U.S., with first commercial sales occurring in February 2015. In addition, the Company is applying its research and development efforts to additional diagnostic products based on its Sensalyze™ Technology Platform, a portfolio of proprietary methods and devices which enables CoSense and can be applied to detect a variety of analytes in exhaled breath. The Company has also obtained CE Mark certification in the E.U. for Serenz™, a therapeutic product candidate for the treatment of symptoms related to allergic rhinitis (“AR”).

Note 1. Description of Business

Capnia, Inc. (the “Company”) was incorporated in the State of Delaware on August 25, 1999, and is located in Redwood City, California. The Company develops diagnostics and therapeutics based on its proprietary technology for precision metering of gas flow.

The Company’s first diagnostic product, CoSense®, aids in diagnosis of excessive hemolysis, a condition in which red blood cells degrade rapidly. When present in neonates with jaundice, hemolysis is a dangerous condition which can lead to long-term developmental disability. CoSense received initial 510(k) clearance for sale in the U.S. in the fourth quarter of 2012, with a more specific Indication for Use related to hemolysis issued in the first quarter of 2014, and received CE Mark certification for sale in the European Union (“E.U.”) in the third quarter of 2013. The Company initiated commercialization of CoSense in October 2014 using its own sales efforts. In addition, the Company is applying its research and development efforts to additional diagnostic products based on its Sensalyze™ Technology Platform, a portfolio of proprietary methods and devices which enables CoSense and can be applied to detect a variety of analytes in exhaled breath.

The Company has also obtained CE Mark certification in the E.U. for Serenz™, a therapeutic product candidate for the treatment of symptoms related to allergic rhinitis (“AR”). The Company out licensed Serenz to Block Drug Company, a wholly-owned subsidiary of GlaxoSmithKline (“GSK”) in 2013, realizing revenue in the form of a non-refundable up-front payment of $3.0 million. In June 2014, the GSK agreement terminated and the licensed rights to Serenz were returned to the Company.

Initial Public Offering

On November 18, 2014, the Company completed its initial public offering (“IPO”), pursuant to which the Company issued 1,650,000 units (each unit consisting of one share of common stock, one Series A warrant and one Series B warrant) and received net proceeds of approximately $8.0 million, after deducting underwriting discounts and commissions and IPO related expenses. The following table summarizes the results of the Company’s IPO:

Transaction	Number of Units	Common Stock	Proceeds
Units Issued in IPO	1,650,000	1,650,000	$10,708,500
Issuance of A & B Warrants (overallotment to underwriters)	—	—	$18,975
Conversion of preferred Stock (one for one conversion ratio)	—	865,429	—
2010/2012 Convertible notes	—	3,165,887	—
2014 Convertible Notes	552,105	552,105	—

Totals	2,202,105	6,233,421	$10,727,475

In addition to the above, upon the completion of the IPO, the 2009, 2010 and 2012 preferred stock warrants were converted into warrants to purchase 523,867 shares of the Company’s common stock (see Note 6).

As part of the IPO, the Company issued 2,449,605 Series A warrants to purchase 2,449,605 shares of the Company’s common stock. The Company also issued 2,449,605 Series B warrants to purchase an adjustable number of shares of the Company’s common stock (see Note 8).